FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ 1,034,464	$ 702,680
Bank Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	625,000
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,024,658	80,888
Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	9,806	(3,208)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	1,024,658	705,888
Level 1 [Member] | Bank Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	625,000
Level 1 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,024,658	80,888
Level 1 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	9,806	(3,208)
Level 2 [Member] | Bank Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency derivative contracts	$ 9,806	$ (3,208)